Financial and Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial and Capital Risk Management [Abstract]
Schedule of Foreign Currency Balances

The Company had the following foreign currency balances:

As at December 31, 2025	Foreign Currency	Foreign Balance	$
Cash and cash equivalents	COP (000’s)	1,141,222	303,752
Cash and cash equivalents	CAD	11,407,205	8,322,782
Receivables and prepaid expenses	COP (000’s)	4,598,093	1,223,847
Long-Term VAT Receivable	COP (000’s)	14,632,386	3,884,616
Receivables and prepaid expenses	CAD	133,112	97,120
Accounts payable and accrued liabilities	COP (000’s)	(23,649,544)	(6,294,661)
Accounts payable and accrued liabilities	CAD	(69,614)	(50,791)
Provision for environmental remediation	COP (000’s)	(5,971,394)	(1,589,371)
Lease liability	COP (000’s)	(4,799,169)	(1,277,367)

As at December 31, 2024	Foreign Currency	Foreign Balance	$
Cash and cash equivalents	COP (000’s)	1,194,733	270,967
Cash and cash equivalents	CAD	42,518,337	29,549,195
Receivables and prepaid expenses	COP (000’s)	1,597,666	362,352
Long-Term VAT Receivable	COP (000’s)	9,972,248	2,261,717
Receivables and prepaid expenses	CAD	114,670	79,693
Accounts payable and accrued liabilities	COP (000’s)	(6,860,475)	(1,555,963)
Accounts payable and accrued liabilities	CAD	(24,324)	(16,904)
Warrants liability	CAD	(4,551,406)	(3,163,115)
Lease liability	COP (000’s)	(685,742)	(155,527)

Schedule of Contractual Cash Outflows

The following table shows the timing of contractual cash outflows related to accounts payable and accrued liabilities, lease liabilities and other long-term liabilities:

	Total	Less than 1 Year	Year 2	Year 3	Year 4	After 4 years
	$	$	$	$	$	$
Accounts payables and accrued liabilities	4,818,237	4,818,237	–	–	–	–
Provision for environmental remediation	1,857,509	705,480	843,464	96,764	158,231	53,570
Lease liability	2,260,335	986,587	857,702	142,924	147,208	125,914
Long-term liabilities	5,625,000	2,625,000	1,125,000	937,500	937,500	–
Balance, end of period	14,561,081	9,135,304	2,826,166	1,177,188	1,242,939	179,484